SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 29, 2018
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation — Our Consolidated Financial Statements include the accounts of Harris Corporation and its consolidated subsidiaries. As used in these Notes to Consolidated Financial Statements (these “Notes”), the terms “Harris,” “Company,” “we,” “our” and “us” refer to Harris Corporation and its consolidated subsidiaries. Intracompany transactions and accounts have been eliminated.
Amounts contained in our Consolidated Financial Statements and these Notes may not always add to totals due to rounding.

Reclassifications
Reclassifications — The classification of certain prior-year amounts have been adjusted in our Consolidated Financial Statements to conform to current-year classifications. Reclassifications include certain human resources, information technology (“IT”), direct selling and bid and proposal costs that were previously included as “Cost of product sales and services” line items and are now reflected in the “Engineering, selling and administrative expenses” line item in our Consolidated Statement of Income and in these Notes.

Use of Estimates
Use of Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires us to make estimates and assumptions that affect the amounts reported in the accompanying Consolidated Financial Statements and these Notes and related disclosures. These estimates and assumptions are based on experience and other information available prior to issuance of the accompanying Consolidated Financial Statements and these Notes. Materially different results can occur as circumstances change and additional information becomes known.

Fiscal Year	Fiscal Year — Our fiscal year ends on the Friday nearest June 30. Each of our fiscal years 2018 and 2017 included 52 weeks.
Cash and Cash Equivalents
Cash and Cash Equivalents — Cash equivalents are temporary cash investments with a maturity of three or fewer months when purchased. These investments include accrued interest and are carried at the lower of cost or market.

Fair Value of Financial Instruments
Fair Value of Financial Instruments — The carrying amounts reflected in our Consolidated Balance Sheet for cash and cash equivalents, accounts receivable, non-current receivables, notes receivable, accounts payable, short-term debt and long-term variable-rate debt approximate their fair values. Fair values for long-term fixed-rate debt are primarily based on quoted market prices for those or similar instruments.

Fair Value Measurements
Fair Value Measurements — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal market (or most advantageous market, in the absence of a principal market) for the asset or liability in an orderly transaction between market participants at the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs in measuring fair value, and to utilize a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

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Level 2 — Observable inputs other than quoted prices included within Level 1, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs other than quoted prices that are observable or are derived principally from, or corroborated by, observable market data by correlation or other means.

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Level 3 — Unobservable inputs that are supported by little or no market activity, are significant to the fair value of the assets or liabilities, and reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed using the best information available in the circumstances.

In certain instances, fair value is estimated using quoted market prices obtained from external pricing services. In obtaining such data from the pricing service, we have evaluated the methodologies used to develop the estimate of fair value in order to assess whether such valuations are representative of fair value, including net asset value (“NAV”). Additionally, in certain circumstances, the NAV reported by an asset manager may be adjusted when sufficient evidence indicates NAV is not representative of fair value.

Accounts Receivable
Accounts Receivable — We record receivables at net realizable value and they generally do not bear interest. This value includes an allowance for estimated uncollectible accounts to reflect any loss anticipated on the accounts receivable balances which is charged to the provision for doubtful accounts. We calculate this allowance based on our history of write-offs, level of past due accounts and economic status of the customers. We consider a receivable delinquent if it is unpaid after the term of the related invoice has expired. Write-offs are recorded at the time a customer receivable is deemed uncollectible.

Inventories
Inventories — Inventories are valued at the lower of cost (determined by average and first-in, first-out methods) or net realizable value. We regularly review inventory quantities on hand and record a provision for excess and obsolete inventory primarily based on our estimated forecast of product demand, anticipated end of product life and production requirements.

Property, Plant and Equipment
Property, Plant and Equipment — Property, plant and equipment are carried on the basis of cost and include software capitalized for internal use. Depreciation of buildings, machinery and equipment is computed by the straight-line and accelerated methods. The estimated useful lives of buildings, including leasehold improvements, generally range between 2 and 45 years. The estimated useful lives of machinery and equipment generally range between 2 and 10 years. Amortization of internal-use software begins when the software is put into service and is based on the expected useful life of the software. The useful lives over which we amortize internal-use software generally range between 3 and 10 years.

Goodwill
Goodwill — We follow the acquisition method of accounting to record the assets and liabilities of acquired businesses at their estimated fair value at the date of acquisition. We initially record goodwill for the amount costs exceed the acquisition-date fair value of net identifiable assets acquired.
We test our goodwill for impairment annually, or under certain circumstances, more frequently, such as when events or circumstances indicate there may be impairment. Such events or circumstances may include a significant deterioration in overall economic conditions, changes in the business climate of our industry, a decline in our market capitalization, operating performance indicators, competition, reorganizations of our business or the disposal of all or a portion of a reporting unit. We test goodwill for impairment at a level within the Company referred to as the reporting unit, which is our business segment level, and, if and when applicable, one level below the business segment.
We identify goodwill impairment and measure any loss from an impairment by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, goodwill is considered impaired, and an impairment loss is recognized in an amount equal to that excess

Long-Lived Assets, Including Finite-Lived Intangible Assets
Long-Lived Assets, Including Finite-Lived Intangible Assets — Long-lived assets, including finite-lived intangible assets, are amortized on a straight-line basis over their useful lives. We assess the recoverability of the carrying value of our long-lived assets, including finite-lived intangible assets, whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable. We evaluate the recoverability of such assets based on the expectations of undiscounted cash flows from such assets. If the sum of the expected future undiscounted cash flows were less than the carrying amount of the asset, a loss would be recognized for the difference between the fair value and the carrying amount.

Other Assets and Liabilities
Other Assets and Liabilities — No assets within the “Other current assets” or “Other non-current assets” line items in our Consolidated Balance Sheet exceeded 5 percent of our total current assets or total assets, respectively, as of June 29, 2018 or June 30, 2017. No accrued liabilities or expenses within the “Other accrued items” or “Other long-term liabilities” line items in our Consolidated Balance Sheet exceeded 5 percent of our total current liabilities or total liabilities, respectively, as of June 29, 2018 or June 30, 2017.

Income Taxes
Income Taxes — We follow the liability method of accounting for income taxes. We record the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in our Consolidated Balance Sheet, as well as operating loss and tax credit carryforwards. We follow very specific and detailed guidelines in each tax jurisdiction regarding the recoverability of any tax assets recorded on the balance sheet and provide necessary valuation allowances as required. We regularly review our deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies.

Standard Warranties
Standard Warranties — We record estimated standard warranty costs in the period in which the related products are delivered. Factors that affect the estimated cost for warranties include the terms of the contract, the type and complexity of the delivered product, number of installed units, historical experience and management’s assumptions regarding anticipated rates of warranty claims and cost per claim. Our standard warranties start from the shipment, delivery or customer acceptance date and continue as follows:

Segment	Average Warranty Period
Communication Systems	One to five years
Electronic Systems	One to two years
Space and Intelligence Systems	60 days to two years

Because our products are manufactured, in many cases, to customer specifications and their acceptance is based on meeting those specifications, we historically have experienced minimal warranty costs. Factors that affect our warranty liability include the number of installed units, historical experience, anticipated delays in delivery of products to end customers, in-country support for international sales and our assumptions regarding anticipated rates of warranty claims and cost per claim. We assess the adequacy of our recorded warranty liabilities every quarter and make adjustments to the liability as necessary.

Foreign Currency Translation
Foreign Currency Translation — The functional currency for most international subsidiaries is the local currency. Assets and liabilities are translated at current rates of exchange and income and expense items are translated at the weighted average exchange rate for the year. The resulting translation adjustments are recorded as a separate component of shareholders’ equity.

Stock Options and Other Share-Based Compensation
Stock Options and Other Share-Based Compensation — We measure compensation cost for all share-based payments (including employee stock options) at fair value and recognize cost over the vesting period, with forfeitures recognized as they occur. It is our practice to issue shares when options are exercised.

Restructuring and Other Exit Costs
Restructuring and Other Exit Costs — We record restructuring and other exit costs at their fair value when incurred. In cases where employees are required to render service until they are terminated in order to receive the termination benefits and will be retained beyond the minimum retention period, we record the expense ratably over the future service period. These costs are included as a component of the “Cost of product sales and services” and “Engineering, selling and administrative expenses” line items in our Consolidated Statement of Income.
We record charges for restructuring and other exit activities related to sales or terminations of product lines, closures or relocations of business activities, changes in management structure, and fundamental reorganizations that affect the nature and focus of operations. Such charges include termination benefits, contract termination costs and costs to consolidate facilities or relocate employees. We record these charges at their fair value when incurred. In cases where employees are required to render service until they are terminated in order to receive the termination benefits and will be retained beyond the minimum retention period, we record the expense ratably over the future service period. These charges are included as a component of the “Cost of product sales and services” and “Engineering, selling and administrative expenses” line items in our Consolidated Statement of Income.

Revenue Recognition
Revenue Recognition — Effective June 30, 2018, we adopted Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), as amended (“ASC 606”), using the full retrospective method. Refer to Note 2: Accounting Changes or Recent Accounting Pronouncements for additional information. The significant accounting policies disclosed below reflect the impact of our adoption of ASC 606.
We account for a contract when it has approval and commitment from all parties, the rights and payment terms of the parties can be identified, the contract has commercial substance and the collectibility of the consideration, or transaction price, is probable. Our contracts are often subsequently modified to include changes in specifications, requirements or price that may create new or change existing enforceable rights and obligations. We do not account for contract modifications (including unexercised options) or follow-on contracts until they meet the requirements noted above to account for a contract.
At the inception of each contract, we evaluate the promised goods and services to determine whether the contract should be accounted for as having one or more performance obligations. A performance obligation is a promise to transfer a distinct good or service to a customer and represents the unit of accounting for revenue recognition. A substantial majority of our revenue is derived from long-term development and production contracts involving the design, development, manufacture or modification of aerospace and defense products and related services according to the customers’ specifications. Due to the highly interdependent and interrelated nature of the underlying goods and services and the significant service of integration that we provide, which often result in the delivery of multiple units, we account for these contracts as one performance obligation. For contracts that include both development/production and follow-on support services (for example, operations and maintenance), we generally consider the follow-on services distinct in the context of the contract and account for them as separate performance obligations. Additionally, a significant amount of our revenue is derived from contracts to provide multiple distinct goods to a customer where the goods can readily be sold to other customers based on their commercial nature and, accordingly, these goods are accounted for as separate performance obligations. These arrangements are most prevalent in our Communication Systems segment and primarily involve the sale of secure tactical radios and accessories and other standard products. Shipping and handling costs incurred after control of a product has transferred to the customer (for example, in free on board shipping arrangements) are treated as fulfillment costs and, therefore, are not accounted for as separate performance obligations. Also, we record taxes collected from customers and remitted to governmental authorities on a net basis in that they are excluded from revenue.
As discussed above, our contracts are often subsequently modified to include changes in specifications, requirements or price. Depending on the nature of the modification, we consider whether to account for the modification as an adjustment to the existing contract or as a separate contract. Often, the deliverables in our contract modifications are not distinct from the existing contract due to the significant integration and interrelated tasks provided in the context of the contract. Therefore, such modifications are accounted for as if they were part of the existing contract, and we may be required to recognize a cumulative catch-up adjustment to revenue at the date of the contract modification.
We determine the transaction price for each contract based on our best estimate of the consideration we expect to receive, which includes assumptions regarding variable consideration, such as award and incentive fees. These variable amounts are generally awarded upon achievement of certain negotiated performance metrics, program milestones or cost targets and can be based upon customer discretion. We include such estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. We estimate variable consideration primarily using the most likely amount method.
For contracts with multiple performance obligations, we allocate the transaction price to each performance obligation based on the relative standalone selling price of the good or service underlying each performance obligation. The standalone selling price represents the amount for which we would sell the good or service to a customer on a standalone basis (i.e., not sold as a bundle with any other products or services). Our contracts with the U.S. Government, including foreign military sales contracts, are subject to the Federal Acquisition Regulations (“FAR”) and the prices of our contract deliverables are typically based on our estimated or actual costs plus a reasonable profit margin. As a result, the standalone selling prices of the goods and services in these contracts are typically equal to the selling prices stated in the contract, thereby, eliminating the need to allocate (or reallocate) the transaction price to the multiple performance obligations. In our non-U.S. Government contracts, we also generally use the expected cost plus a margin approach to determine standalone selling price. In addition, we determine standalone selling price for certain contracts that are commercial in nature based on observable selling prices.
We recognize revenue for each performance obligation when (or as) the performance obligation is satisfied by transferring control of the promised goods or services underlying the performance obligation to the customer. The transfer of control can occur over time or at a point in time.
Point in Time Revenue Recognition: Our performance obligations are satisfied at a point in time unless they meet at least one of the following criteria, in which case they are satisfied over time:

•	The customer simultaneously receives and consumes the benefits provided by our performance as we perform;

•	Our performance creates or enhances an asset (for example, work in process) that the customer controls as the asset is created or enhanced; or

•	Our performance does not create an asset with an alternative use to us, and we have an enforceable right to payment for performance completed to date.
As noted above, a significant amount of our revenue is derived from contracts to provide multiple distinct goods to a customer that are commercial in nature and can readily be sold to other customers. These arrangements are most prevalent in our Communication Systems segment and primarily involve the sale of secure tactical radios and accessories and other standard products. These performance obligations do not meet any of the three criteria listed above to recognize revenue over time; therefore, we recognize revenue at a point in time, generally when the goods are received and accepted by the customer.
Over Time Revenue Recognition: The majority of our revenue recognized over time is for U.S. Government development and production contracts in our Electronic Systems and Space and Intelligence Systems segments. For U.S. Government development and production contracts, there is a continuous transfer of control of the asset to the customer as it is being produced based on FAR clauses in the contract that provide the customer with lien rights to work in process and allow the customer to unilaterally terminate the contract for convenience, pay us for costs incurred plus a reasonable profit and take control of any work in process. This also typically applies to our contracts with prime contractors for U.S. Government development and production contracts, when the above-described FAR clauses are flowed down to us by the prime contractors.
Our non-U.S. Government development and production contracts, including international direct commercial contracts and U.S. contracts with state and local agencies, utilities and commercial and transportation organizations, often do not include the FAR clauses described above. However, over time revenue recognition is typically supported either through our performance creating or enhancing an asset that the customer controls as it is created or enhanced or based on other contractual provisions or relevant laws that provide us with an enforceable right to payment for our work performed to date plus a reasonable profit if our customer were permitted to and did terminate the contract for reasons other than our failure to perform as promised.
Revenue for our development and production contracts is recognized over time, typically using the POC cost-to-cost method, whereby we measure our progress towards completion of the performance obligation based on the ratio of costs incurred to date to estimated costs at completion under the contract. Because costs incurred represent work performed, we believe this method best depicts transfer of control of the asset to the customer.
For performance obligations to provide services that are satisfied over time, we generally recognize revenue on a straight-line basis or based on the right-to-invoice method (i.e., based on our right to bill the customer). Because these methods closely reflect the value of the services transferred to the customer, we believe these methods best depict transfer of control to the customer.
Contract Estimates: Under the POC cost-to-cost method of revenue recognition, a single estimated profit margin is used to recognize profit for each performance obligation over its period of performance. Recognition of profit on a contract requires estimates of the total cost at completion and transaction price and the measurement of progress towards completion. Due to the long-term nature of many of our contracts, developing the estimated total cost at completion and total transaction price often requires judgment. Factors that must be considered in estimating the cost of the work to be completed include the nature and complexity of the work to be performed, subcontractor performance and the risk and impact of delayed performance. Factors that must be considered in estimating the total transaction price include contractual cost or performance incentives (such as incentive fees, award fees and penalties) and other forms of variable consideration as well as our historical experience and our expectation for performance on the contract. At the outset of each contract, we gauge its complexity and perceived risks and establish an estimated total cost at completion in line with these expectations. After establishing the estimated total cost at completion, we follow a standard Estimate at Completion (“EAC”) process in which we review the progress and performance on our ongoing contracts at least quarterly and, in many cases, more frequently. If we successfully retire risks associated with the technical, schedule and cost aspects of a contract, we may lower our estimated total cost at completion commensurate with the retirement of these risks. Conversely, if we are not successful in retiring these risks, we may increase our estimated total cost at completion. Additionally, as the contract progresses, our estimates of total transaction price may increase or decrease if, for example, we receive award fees that are higher or lower than expected. When adjustments in estimated total costs at completion or in estimated total transaction price are determined, the related impact on operating income is recognized using the cumulative catch-up method, which recognizes in the current period the cumulative effect of such adjustments for all prior periods. Any anticipated losses on these contracts are fully recognized in the period in which the losses become evident.
Net EAC adjustments resulting from changes in estimates unfavorably impacted our operating income by $19 million ($13 million after tax or $.11 per diluted share) in fiscal 2018 and $1 million ($.01 per diluted share) in fiscal 2017. Revenue recognized from performance obligations satisfied in prior periods was $43 million and $45 million for fiscal 2018 and 2017, respectively.
Bill-and-Hold Arrangements: For certain of our contracts, the finished product may temporarily be stored at our location under a bill-and-hold arrangement. Revenue is recognized on bill-and-hold arrangements at the point in time when the customer obtains control of the product (for example, through a present right to payment from the customer, transfer of title and/or significant risks and rewards of ownership to the customer and customer acceptance) and all of the following criteria have been met: the arrangement is substantive (for example, the customer has requested the arrangement); the product is identified separately as belonging to the customer; the product is ready for physical transfer to the customer; and we do not have the ability to use the product or direct it to another customer.
Backlog: Backlog, which is the equivalent of our remaining performance obligations, represents the future revenue we expect to recognize as we perform on our current contracts. Backlog comprises both funded backlog (i.e., firm orders for which funding is authorized and appropriated) and unfunded backlog. Backlog excludes unexercised contract options and potential orders under ordering-type contracts, such as indefinite delivery, indefinite quantity (“IDIQ”) contracts.
Contract Assets and Liabilities — The timing of revenue recognition, customer billings and cash collections results in accounts receivable, contract assets and contract liabilities at the end of each reporting period. Contract assets include unbilled amounts typically resulting from revenue recognized exceeding amounts billed to customers for contracts utilizing the POC cost-to-cost revenue recognition method. We bill customers as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals, upon achievement of contractual milestones or upon deliveries and, in certain arrangements, the customer may withhold payment of a small portion of the contract price until contract completion. Contract liabilities include advance payments and billings in excess of revenue recognized, including deferred revenue associated with extended product warranties. Contract assets and liabilities are reported on a contract-by-contract basis at the end of each reporting period. The non-current portion of deferred revenue associated with extended product warranties is included within the “Other long-term liabilities” line item in our Consolidated Balance Sheet.
Contract assets related to amounts withheld by customers until contract completion are not considered a significant financing component of our contracts because the intent is to protect the customers from our failure to satisfactorily complete our performance obligations. Payments received from customers in advance of revenue recognition are not considered a significant financing component of our contracts because they are utilized to pay for contract costs within a one-year period or are requested by us to ensure the customers meet their payment obligations.
Costs to Obtain or Fulfill a Contract — Costs to obtain a contract are incremental direct costs incurred to obtain a contract with a customer, including sales commissions and dealer fees, and are capitalized if material. Costs to fulfill a contract include costs directly related to a contract or specific anticipated contract (for example, mobilization, set-up and certain design costs) that generate or enhance our ability to satisfy our performance obligations under these contracts. These costs are capitalized to the extent they are expected to be recovered from the associated contract. Capitalized costs to obtain or fulfill a contract are amortized to expense over the expected period of benefit for contracts with terms greater than one year on a systematic basis that is consistent with the pattern of transfer of the associated goods and services to the customer. As a practical expedient, capitalized costs to obtain or fulfill a contract with a term of one year or less are expensed as incurred.

Retirement and Post-Employment Benefits
Retirement and Post-Employment Benefits — Defined benefit plans that we sponsor are accounted for as defined benefit pension and other postretirement defined benefit plans (collectively referred to as “defined benefit plans”). Accordingly, the funded or unfunded position of each defined benefit plan is recorded in our Consolidated Balance Sheet. Actuarial gains and losses and prior service costs or credits that have not yet been recognized through income are recorded in the “Accumulated other comprehensive loss” line item within equity in our Consolidated Balance Sheet, net of taxes, until they are amortized as a component of net periodic benefit cost. The determination of benefit obligations and the recognition of expenses related to defined benefit plans are dependent on various assumptions. The major assumptions primarily relate to discount rates, long-term expected rates of return on plan assets, the rate of future compensation increases, mortality, termination, and healthcare cost trend rates. We develop each assumption using relevant Company experience in conjunction with market-related data. Actuarial assumptions are reviewed annually with third-party consultants and adjusted as appropriate. For the recognition of net periodic benefit cost, the calculation of the long-term expected return on plan assets is generally derived using a market-related value of plan assets based on yearly average asset values at the measurement date over the last five years, to be phased in over five years. Actual results that differ from our assumptions are accumulated and generally amortized for each plan to the extent required over the estimated future life expectancy or, if applicable, the future working lifetime of the plan’s active participants. The fair value of plan assets is determined based on market prices or estimated fair value at the measurement date. The measurement date for valuing defined benefit plan assets and obligations is the end of the month closest to our fiscal year end.
Beginning in 2017, we changed the approach used to estimate the service and interest components of net periodic benefit cost of the U.S. defined benefit plans. The new estimation approach discounts the individual expected cash flows underlying the service cost and interest cost using the applicable spot rates derived from the yield curve used to discount the cash flows in determining the benefit obligation. Prior to fiscal 2017, the service and interest cost components were determined by a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows and the corresponding spot yield curve rates. We accounted for this change as a change in accounting estimate and accordingly have accounted for it prospectively. This change resulted in approximately $46 million of lower service and interest costs for our U.S. defined benefit plans in fiscal 2017 compared with the single weighted-average discount rate method.
See Note 14: Pension and Other Postretirement Benefits for additional information regarding our defined benefit plans.
We also provide retirement benefits to many of our U.S.-based employees through defined contribution retirement plans, including 401(k) plans and certain non-qualified deferred compensation plans. The defined contribution retirement plans have matching and savings elements. Company contributions to the retirement plans are based on employees’ savings with no other funding requirements. We may make additional contributions to the retirement plans at our discretion. Retirement and postretirement benefits also include unfunded limited healthcare plans for U.S.-based retirees and employees on long-term disability. We estimate benefits for these plans using actuarial valuations that are based in part on certain key assumptions we make, including the discount rate, the expected long-term rate of return on plan assets, the rate of future compensation increases, healthcare cost trend rates and employee turnover and mortality, each appropriately based on the nature of the plans. We accrue the cost of these benefits during an employee’s active service life, except in the case of our healthcare plans for disabled employees, the costs of which we accrue when the disabling event occurs.

Environmental Expenditures
Environmental Expenditures — We capitalize environmental expenditures that increase the life or efficiency of property or that reduce or prevent environmental contamination. We accrue environmental expenses resulting from existing conditions that relate to past or current operations. Our accruals for environmental expenses are recorded on a site-by-site basis when it is probable a liability has been incurred and the amount of the liability can be reasonably estimated, based on current law and existing technologies available to us. Our accruals for environmental expenses represent the best estimates related to the investigation and remediation of environmental media such as water, soil, soil vapor, air and structures, as well as related legal fees, and are reviewed periodically, at least annually at the year-end balance sheet date, and updated for progress of investigation and remediation efforts and changes in facts and legal circumstances. If the timing and amount of future cash payments for environmental liabilities are fixed or reliably determinable, we generally discount such cash flows in estimating our accrual.
As of June 29, 2018, we were named, and continue to be named, as a potentially responsible party at 60 sites where future liabilities could exist. These sites included 5 sites owned by us, 46 sites associated with our former locations or operations and 9 hazardous waste treatment, storage or disposal facility sites not owned by us that contain hazardous substances allegedly attributable to us from past operations.
Based on an assessment of relevant factors, we estimated that our liability under applicable environmental statutes and regulations for identified sites was approximately $103 million, consisting of approximately $97 million for environmental liabilities related to Exelis operations and approximately $6 million for other environmental liabilities. In each case, the current portion of our estimated environmental liability is included in the “Other accrued items” line item and the non-current portion is included in the “Other long-term liabilities” line item in our Consolidated Balance Sheet.
The relevant factors we considered in estimating our potential liabilities under applicable environmental statutes and regulations included some or all of the following as to each site: incomplete information regarding particular sites and other potentially responsible parties; uncertainty regarding the extent of investigation or remediation; our share, if any, of liability for such conditions; the selection of alternative remedial approaches; changes in environmental standards and regulatory requirements; potential insurance proceeds; cost-sharing agreements with other parties and potential indemnification from successor and predecessor owners of these sites. We do not believe that any uncertainties regarding these relevant factors will materially affect our potential liability under applicable environmental statutes and regulations. We believe the total amount accrued is appropriate based on existing facts and circumstances, although we note the total amount accrued may increase or decrease in future years.

Financial Guarantees and Commercial Commitments
Financial Guarantees and Commercial Commitments — Financial guarantees are contingent commitments issued to guarantee the performance of a customer to a third party in borrowing arrangements, such as commercial paper issuances, bond financings and similar transactions. As of June 29, 2018, we did not have material financial guarantees and there were no such contingent commitments accrued for in our Consolidated Balance Sheet.
We have entered into commercial commitments in the normal course of business including surety bonds, standby letter of credit agreements and other arrangements with financial institutions and customers primarily relating to the guarantee of future performance on certain contracts to provide products and services to customers and to obtain insurance policies with our insurance carriers.

Financial Instruments and Risk Management
Financial Instruments and Risk Management — In the normal course of business, we are exposed to global market risks, including the effect of changes in foreign currency exchange rates. We use derivative instruments to manage our exposure to such risks and formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking hedge transactions. We may also enter into derivative instruments that are not designated as hedges and do not qualify for hedge accounting. We recognize all derivatives in our Consolidated Balance Sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative are either offset against the change in fair value of assets, liabilities or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is immediately recognized in earnings. We do not hold or issue derivatives for speculative trading purposes.

Income From Continuing Operations Per Share
Income From Continuing Operations Per Share — For all periods presented in our Consolidated Financial Statements and these Notes, income from continuing operations per share is computed using the two-class method. The two-class method of computing income from continuing operations per share is an earnings allocation formula that determines income from continuing operations per share for common stock and any participating securities according to dividends paid and participation rights in undistributed earnings. Our restricted stock awards and restricted stock unit awards generally meet the definition of participating securities and are included in the computations of income from continuing operations per basic and diluted common share. Our performance share awards and performance share unit awards do not meet the definition of participating securities because they do not contain rights to receive nonforfeitable dividends and, therefore, are excluded from the computations of income from continuing operations per basic and diluted common share. Under the two-class method, income from continuing operations per common share is computed by dividing the sum of earnings distributed to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of common shares outstanding for the period. Income from continuing operations per diluted common share is computed using the more dilutive of the two-class method or the treasury stock method. In applying the two-class method, undistributed earnings are allocated to both common shares and participating securities based on the weighted-average shares outstanding during the period.

Business Segments
Business Segments — We evaluate each segment’s performance based on its operating income or loss, which we define as profit or loss from operations before income taxes, including pension income and excluding interest income and expense, royalties and related intellectual property expenses, equity method investment income or loss and gains or losses from securities and other investments. Intersegment sales are generally transferred at cost to the buying segment, and the sourcing segment recognizes a profit that is eliminated. The “Corporate eliminations” line items in Note 23: Business Segments represent the elimination of intersegment sales. The “Unallocated corporate expense and corporate eliminations” line item in Note 23: Business Segments represents the portion of corporate expenses not allocated to our business segments and elimination of intersegment profits. The “Pension adjustment” line item in Note 23: Business Segments represents the reconciliation of the non-service components of net periodic pension and postretirement benefit costs, which are a component of segment operating income but are included in the "Non-operating income" line item in our Consolidated Statement of Income as a result of our adoption of ASU 2017-17 as discussed in Note 2: Accounting Changes or Recent Accounting Pronouncements. The non-service components of net periodic pension and postretirement benefit costs include interest cost, expected return on plan assets and amortization of net actuarial gain.
We structure our operations primarily around the products, systems and services we sell and the markets we serve, and we report the financial results of our continuing operations in the following three reportable segments, which are also referred to as our business segments:

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Communication Systems, serving markets in tactical communications and defense products, including tactical ground and airborne radio communications solutions and night vision technology, and in public safety networks;

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Electronic Systems, providing electronic warfare, avionics, and command, control, communications, computers, intelligence, surveillance and reconnaissance solutions for defense and classified customers and mission-critical communication systems for civil and military aviation and other customers; and

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Space and Intelligence Systems, providing intelligence, space protection, geospatial, complete Earth observation, universe exploration, positioning, navigation and timing, and environmental solutions for national security, defense, civil and commercial customers, using advanced sensors, antennas and payloads, as well as ground processing and information analytics.

Adoption of New Accounting Standards and Accounting Standards Issued But Not Yet Effective
Accounting Standards Issued But Not Yet Effective
In February 2016, the FASB issued a new lease standard that supersedes existing lease guidance under GAAP. This standard requires, among other things, the recognition of right-of-use assets and liabilities on the balance sheet for all leases longer than 12 months and disclosure of certain information about leasing arrangements. The standard currently allows two transition methods whereby companies may elect to use the modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements, with certain practical expedients available, or to initially apply the standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. This standard is effective for fiscal years, and interim reporting periods within those years, beginning after December 15, 2018, which for us is our fiscal 2020. We continue to evaluate the impact this standard will have on our financial condition, results of operations and cash flows, which could be material, and we have not yet made a decision on the adoption method, as this determination is primarily dependent on the completion of our analysis.
Adoption of New Accounting Standards
In the first quarter of fiscal 2018, we adopted an accounting standards update issued by the Financial Accounting Standards Board (“FASB”) that requires recognition of the income tax consequences of intra-entity transfers of assets other than inventory when the transfer occurs. Consequently, this update eliminates the exception to the recognition of current and deferred income taxes for intra-entity transfers of assets other than for inventory until the assets have been sold to an outside party. This update requires entities to apply a modified retrospective approach with a cumulative catch-up adjustment to beginning retained earnings in the period of adoption. In addition, entities are required to record deferred tax balances with an offset to retained earnings for unrecognized amounts that will be recognized under this update. We applied all changes required by this update using the modified retrospective approach from the beginning of fiscal 2018. Adopting this update resulted in a $27 million reduction of prepaid income tax assets from the “Other current assets” and “Other non-current assets” line items and a $27 million increase in the “Non-current deferred income taxes” line item in our Condensed Consolidated Balance Sheet (Unaudited) as of September 29, 2017.
In the fourth quarter of fiscal 2018, we adopted an accounting standards update issued by the FASB that allows companies to reclassify the stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 (the “Tax Act”), from accumulated other comprehensive loss to retained earnings. Stranded tax effects are the deferred tax amounts recorded through other comprehensive income, using a 35% statutory rate, that remained after we remeasured our net deferred tax assets and liabilities to reflect the lower enacted corporate tax rates. We elected to early adopt this accounting standards update and elected to reclassify, in the period of enactment, stranded tax effects totaling $35 million from the “Accumulated other comprehensive loss” line item to the “Retained earnings” line item in our Consolidated Balance Sheet. The reclassification amount primarily included income tax effects related to our pension and postretirement benefit plans. Income tax effects remaining in accumulated other comprehensive income will be released into earnings as the related pretax amounts are reclassified to earnings.
Effective June 30, 2018 we adopted ASC 606. This standard supersedes nearly all revenue recognition guidance under GAAP and International Financial Reporting Standards and supersedes some cost guidance for construction-type and production-type contracts. The guidance in this standard is principles-based, and, consequently, entities are required to use more judgment and make more estimates than under prior guidance, including identifying contract performance obligations, estimating variable consideration to include in the contract price and allocating the transaction price to separate performance obligations. The core principle of this standard is that entities should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. To help financial statement users better understand the nature, amount, timing and potential uncertainty of the revenue and cash flows, this standard requires significantly more interim and annual disclosures. We have adopted the requirements of the new standard using the full retrospective method, which means that we have restated each prior reporting period presented and recognized the cumulative effect of applying the standard at the earliest period presented. We opted for this adoption method because we believe it provides enhanced comparability and transparency across periods. We elected to apply the practical expedient related to backlog disclosures for prior reporting periods. We also elected to apply the practical expedient related to evaluating the effects of contract modifications that occurred prior to the earliest period presented. No other transition practical expedients were applied.
Adopting this standard resulted in the recognition of a cumulative-effect adjustment of $15 million to reduce the opening balance of retained earnings at July 2, 2016. Our fiscal 2017 revenue from product sales and services decreased by $3 million and our income from continuing operations decreased by $10 million ($.08 per share). Our fiscal 2018 revenue from product sales and services decreased by $14 million and our income from continuing operations decreased by $19 million ($.15 per share). This standard also resulted in the establishment of “Contract assets” and “Contract liabilities” line items and the reclassification to these line items of amounts previously presented in the “Receivables,” “Inventories” and “Advanced payments and unearned income” line items in our Consolidated Balance Sheet. Total net cash provided by operating activities and total net cash provided by or used in investing activities and financing activities in our Consolidated Statements of Cash Flows were not impacted by the adoption of ASC 606. These amounts are reflected in the tables below and are updated from the preliminary assessment of the impacts of adopting ASC 606 included in our Fiscal 2018 Annual Report on Form 10-K.
We also adopted ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, effective June 30, 2018. This standard requires that entities present components of net periodic pension and postretirement benefit costs other than the service cost component (“other components of net benefit cost”) separately from the service cost component. The other components of net benefit cost may be presented as a separate line item or items, or if a separate line item is not used, the line item used to present the other components of net benefit cost must be disclosed. Previously, we included each component of net benefit cost within the “Cost of product sales and services” and “Engineering, selling and administrative expenses” line items in our Consolidated Statement of Income. In accordance with this update, we will present the other components of net benefit cost as part of the “Non-operating income” line item in our Consolidated Statement of Income. We adopted this update retrospectively by recasting each prior period presented, using as our estimation basis for recasting prior periods the amounts disclosed in the Postretirement benefit plan footnote to our previously issued financial statements. Adopting this update resulted in a $147 million increase in cost of sales and services, a $37 million increase in engineering, selling and administrative expenses and a corresponding $184 million increase in non-operating income for fiscal 2018, with no impact to net income and a $132 million increase in cost of sales and services, a $32 million increase in engineering, selling and administrative expenses and a corresponding $164 million increase in non-operating income for fiscal 2017, with no impact to net income.

Stock Options
Stock Options
The following information relates to stock options, including performance stock options, that have been granted under shareholder-approved SIPs. Option exercise prices are equal to or greater than the fair market value of our common stock on the date the options are granted, using the closing stock price of our common stock. Options may be exercised for a period of ten years after the date of grant, and options, other than performance stock options, generally become exercisable in installments, which are typically 33.3 percent one year from the grant date, 33.3 percent two years from the grant date and 33.3 percent three years from the grant date. In certain instances, vesting and exercisability are also subject to performance criteria.
The fair value as of the grant date of each option award was determined using the Black-Scholes-Merton option-pricing model which uses assumptions noted in the following table. Expected volatility over the expected term of the options is based on implied volatility from traded options on our common stock and the historical volatility of our stock price. The expected term of the options is based on historical observations of our common stock, considering average years to exercise for all options exercised and average years to cancellation for all options canceled, as well as average years remaining for vested outstanding options, which is calculated based on the weighted-average of these three inputs. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Restricted Stock and Restricted Stock Unit Awards
Restricted Stock and Restricted Stock Unit Awards
The following information relates to awards of restricted stock and restricted stock units that have been granted to employees under our SIPs. These awards are not transferable until vested and the restrictions generally lapse upon the achievement of continued employment over a specified time period.
The fair value as of the grant date of these awards was based on the closing price of our common stock on the grant date and is amortized to compensation expense over the vesting period. At June 29, 2018, there were 25,902 shares of restricted stock and 388,788 restricted stock units outstanding which were payable in shares.

Performance Share and Performance Share Unit Awards
Performance Share Unit Awards
The following information relates to awards of performance share units that have been granted to employees under our SIPs. Generally, these awards are subject to performance criteria, such as meeting predetermined operating income or earnings per share and return on invested capital targets (and market conditions, such as total shareholder return (“TSR”)) for a 3-year performance period. These awards also generally vest at the expiration of the same 3-year period. The final determination of the number of shares to be issued in respect of an award is made by our Board of Directors or a committee of our Board of Directors.
The fair value as of the grant date of these awards was determined based on a fair value from a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to other companies in our TSR peer group, less a discount to reflect the delay in payments of cash dividend-equivalents that are made only upon vesting. The fair value of these awards is amortized to compensation expense over the vesting period if achievement of the performance measures is considered probable. At June 29, 2018, there were 625,293 performance share units outstanding which were payable in shares.